Gains (Losses) on Fair Value Hedges and Related Hedged Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives	$ 741	$ (14)	$ 70
Hedged items	(725)	6	(69)
Total amount of ineffectiveness	16	(8)	1
Equity Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives	(107)	(110)	0
Hedged items	107	110	0
Total amount of ineffectiveness	0	0	0
Amount of equity contracts excluded from effectiveness assessment	$ 0	$ (9)	$ 0